Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,347,000
Previously Paid Amount	0.00
Total Fee Amount	462.22
Total Offset Amount	0.00
Net Fee	462.22
Narrative - Max Aggregate Offering Price	$ 3,347,000
Final Prospectus	true